Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 23,198	$ 16,995	$ 14,317
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	23,198	16,995	14,317
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Total revenue	18,336	14,850	11,289
Secure Microcontrollers | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	18,336	14,850	11,289
Secure Microcontrollers | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	18,336	14,850	11,289
Secure Microcontrollers | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	18,336	14,850	11,289
All Others
Disaggregation of Revenue [Line Items]
Total revenue	4,862	2,145	3,028
All Others | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	4,862	2,145	3,028
All Others | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	4,862	2,145	3,028
All Others | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,862	$ 2,145	$ 3,028